TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2012	2013	2014

Income (loss) before taxes as reported in the statements of operations	$5,085	$(4,460)	$3,402

Tax rate	25%	25%	26.5%

Theoretical tax benefit	$1,271	$(1,115)	$902

Increase (decrease) in taxes:

Non-deductible items	159	119	746
Losses and other items for which a valuation allowance was provided	120	1,494	939
Adjustment of deferred tax balances following a changes in tax rates	-	(266)	-
Realization of carryforward tax losses for which valuation allowance was provided	(1,097)	-	(2,382)
Changes in valuation allowance	-	-	(1,034)
Tax rate differences in subsidiaries	181	(1)	571
Provision for uncertain tax positions	409	(55)	55
Taxes in respect of prior years	2	(3)	-
Tax withheld against which valuation allowance was provided this year	121	266	391
Investment tax credit	(151)	(236)	(160)
Other	(24)	(134)	54

Taxes on income in the statements of operations	$991	$69	$82

Schedule of Income Taxes
	Year ended December 31,
	2012	2013	2014

Current	$953	$213	$1,024
Deferred	38	(144)	(942)

	$991	$69	$82

Domestic	$531	$49	$295
Foreign	460	20	(213)

	$991	$69	$82

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2013	2014
Deferred tax assets:
Operating loss carry forwards	$7,497	$4,837
Reserves and tax allowances	3,773	4,535

Total deferred taxes before valuation allowance	11,270	9,372
Valuation allowance	(10,625)	(7,621)

Net deferred tax assets	645	1,751

Deferred tax liabilities:
Intangible assets	335	856

Net deferred tax assets	$310	$895

Foreign	$310	$739
Domestic	$-	$156

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2012	2013	2014

Domestic	$2,134	$(2,313)	$(923)
Foreign	2,951	(2,147)	4,325

	$5,085	$(4,460)	$3,402

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2013	2014

Balance at the beginning of the year	$761	$706

Additions based on tax positions taken during a prior period	24	9
Additions based on tax positions taken related to the current year	59	114
Reductions related to settlement of tax matters	(138)	(68)
Foreign currency translation adjustments	-	(3)

Balance at the end of the year	$706	$758